VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Short-Term Investments—82.8%
Certificates of Deposits—52.2%
Bank of America N.A. 4.240%, 2/17/26	$35,000	$35,025
Bank of Montreal (SOFR + 0.360%) 4.490%, 5/7/26(1)	40,000	40,032
Bank of Nova Scotia (SOFR + 0.330%) 4.460%, 11/6/25(1)	11,000	11,002
Bank of Nova Scotia (SOFR + 0.260%) 4.390%, 5/21/26(1)	25,000	25,005
BNP Paribas S.A. 4.390%, 11/4/25	11,000	11,002
Canadian Imperial Bank of Commerce (SOFR + 0.200%) 4.330%, 12/8/25(1)	30,000	30,008
Canadian Imperial Bank of Commerce (SOFR + 0.370%) 4.500%, 1/23/26(1)	10,000	10,008
Commonwealth Bank of Australia (SOFR + 0.310%) 4.550%, 10/3/25(1)	49,000	49,001
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.360%, 11/6/25	11,000	11,001
DG Bank 4.160%, 3/3/26	40,000	40,021
DNB Bank ASA 4.070%, 10/7/25	55,000	55,000
Mitsubishi UFJ Trust and Banking Corp. 4.100%, 10/1/25	38,000	38,000
Mizuho Bank Ltd. 4.270%, 2/25/26	43,000	43,022
Mizuho Bank Ltd. 4.450%, 1/9/26	7,000	7,005
MUFG Bank, Ltd. 4.450%, 11/10/25	25,000	25,008
Nordea Bank Abp (SOFR + 0.270%) 4.400%, 11/14/25(1)	25,000	25,007
Nordea Bank Abp (SOFR + 0.240%) 4.370%, 12/5/25(1)	11,000	11,004
Nordea Bank Abp 3.980%, 3/25/26	20,000	19,998
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.200%) 4.360%, 12/17/25(1)	14,000	14,002
Oversea-Chinese Banking Corp., Ltd. 4.080%, 2/11/26	25,000	24,998
Royal Bank of Canada (SOFR + 0.260%) 4.390%, 3/17/26(1)	15,000	15,006
	Par Value	Value
Certificates of Deposits—continued
Royal Bank of Canada 4.300%, 4/22/26	$32,000	$32,049
Sumitomo Mitsui Banking Corp. (SOFR + 0.260%) 4.390%, 11/18/25(1)	25,000	25,005
Svenska Handelsbanken (SOFR + 0.330%) 4.490%, 11/5/25(1)	25,000	25,007
Toronto-Dominion Bank 4.310%, 4/10/26	27,000	27,035
Westpac Banking Corp. (SOFR + 0.400%) 4.530%, 4/20/26(1)	32,000	32,033
Total Certificates of Deposits (Identified Cost $681,012)		681,284

	Shares
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(2)	9,567,528	9,568
Total Money Market Mutual Fund (Identified Cost $9,568)		9,568

	Par Value
Commercial Paper—8.1%
Credit Agricole Corporate & Investment Bank 0.000%, 10/6/25	$60,000	59,959
Skandinaviska Enskilda Banken Ab 0.000%, 4/27/26	46,000	44,950
Total Commercial Paper (Identified Cost $104,924)		104,909

U.S. Government Securities—21.8%
U.S. Treasury Bills
0.000%, 10/2/25(3)	52,000	51,994
0.000%, 10/7/25(3)	31,000	30,979
0.000%, 10/9/25(3)	5,000	4,995
0.000%, 11/20/25(3)	8,000	7,956
0.000%, 12/9/25(3)	10,000	9,926
0.000%, 12/11/25(3)	30,000	29,772
0.000%, 12/18/25(3)	35,000	34,707
0.000%, 12/26/25(3)	25,000	24,770
	Par Value	Value

0.000%, 1/6/26(3)	$90,000	$89,071
Total U.S. Government Securities (Identified Cost $284,118)		284,170

Total Short-Term Investments (Identified Cost $1,079,622)		1,079,931

TOTAL INVESTMENTS—82.8% (Identified Cost $1,079,622)		$1,079,931
Other assets and liabilities, net—17.2%		224,719
NET ASSETS—100.0%		$1,304,650

Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
United States	36%
Canada	18
Japan	13
Australia	7
Sweden	6
Finland	5
Norway	5
Other	10
Total	100%
† % of total investments as of September 30, 2025.

Exchange-traded futures contracts as of September 30, 2025 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	October 2025	162	$15,016	$—	$(12)
FTSE China A50 Future	October 2025	2,240	33,858	—	(244)
FTSE Taiwan Index Future	October 2025	370	31,646	—	(173)
Hang Seng Index Future	October 2025	177	30,606	397	—
HSCEI Index Future	October 2025	371	22,826	265	—
IBEX 35 Index Future	October 2025	212	38,599	441	—
MSCI Singapore IX ETS Future	October 2025	771	26,738	—	(23)
OMXS 30 Index Future	October 2025	711	20,127	122	—
Brazil Real Future	November 2025	1,368	25,520	148	—
Gasoline RBOB Future	November 2025	114	9,204	—	(123)
Low Sulphur Gas Oil Future	November 2025	371	25,488	89	—
NY Harbor ULSD Future	November 2025	202	19,718	—	(91)
SGX Iron Ore Future	November 2025	1,379	14,284	—	(295)
WTI Crude Future	November 2025	90	5,613	—	(31)
2 Year U.S. Treasury Note Future	December 2025	948	197,562	—	(441)
3 Year Australian Bond Future	December 2025	378	26,723	—	(102)
5 Year U.S. Treasury Note Future	December 2025	1,493	163,029	—	(570)
10 Year Australian Bond Future	December 2025	173	12,976	—	(75)
10 Year Canadian Bond Future	December 2025	808	71,098	118	—
10 Year U.S. Treasury Note Future	December 2025	1,046	117,675	—	(575)
10 Year U.S. Ultra Future	December 2025	615	70,773	—	(457)
30 Year U.S. Treasury Bond Future	December 2025	225	26,234	—	(145)
Australian Dollar Future	December 2025	490	32,448	—	(189)
Brent Crude Future	December 2025	189	12,480	—	(141)
British Pound Future	December 2025	1,237	103,993	—	(1,136)
Cocoa Future	December 2025	25	1,687	—	(12)
Coffee ’C’ Future	December 2025	80	11,245	60	—
Copper Future	December 2025	26	3,157	179	—
DAX Index Future	December 2025	32	22,552	34	—
DJIA Mini E-CBOT Future	December 2025	281	65,598	576	—
ECX Emission Future	December 2025	216	19,202	—	(150)
Euro FX Currency Future	December 2025	1,290	190,146	—	(594)
Euro STOXX 50® Index Future	December 2025	517	33,633	504	—
Euro-BTP Future	December 2025	268	37,707	136	—
FTSE 100 Index Future	December 2025	450	56,935	435	—
FTSE/JSE Top 40 Future	December 2025	207	12,244	398	—
FTSE/MIB Index Future	December 2025	122	30,433	—	(155)
Gold Future	December 2025	291	112,710	8,693	—
Lean Hogs Future	December 2025	235	8,340	50	—
Live Cattle Future	December 2025	400	37,564	—	(853)
LME Copper Future	December 2025	55	13,767	356	—
LME Aluminium Future	December 2025	236	15,573	244	—
LME Zinc Future	December 2025	39	2,845	50	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2025 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
MSCI EAFE® Index Future	December 2025	522	$72,696	$216	$—
MSCI Emerging Markets Index Future	December 2025	895	60,847	901	—
Nasdaq 100® E-Mini Index Future	December 2025	159	79,188	1,400	—
Nikkei 225 Stock Average Future	December 2025	130	39,549	644	—
Palladium Future	December 2025	68	8,754	909	—
Russell 2000® E-Mini Index Future	December 2025	346	42,480	664	—
S&P 500® E-Mini Index Future	December 2025	330	111,189	1,329	—
S&P Mid 400® E-Mini Index Future	December 2025	99	32,533	—	(191)
S&P/TSX 60 Index Future	December 2025	478	121,779	2,673	—
Silver Future	December 2025	218	50,838	6,968	—
Soybean Oil Future	December 2025	261	7,750	—	(634)
SPI 200 Index Future	December 2025	394	57,832	—	(340)
STOXX Europe 600 Future	December 2025	382	12,546	19	—
TOPIX Index Future	December 2025	189	40,143	174	—
U.S. Treasury Ultra Bond Future	December 2025	44	5,283	—	(56)
Platinum Future	January 2026	160	12,846	1,405	—
3-Month CORRA Future	March 2026	1,325	232,699	98	—
				$30,695	$(7,808)
Short Contracts:
Indian Rupee Future	October 2025	(1,467)	(32,969)	189	—
Korean Won Future	October 2025	(44)	(784)	7	—
Natural Gas Future	November 2025	(278)	(9,182)	47	—
Soybean Future	November 2025	(85)	(4,257)	50	—
10 Year Euro-Bund Future	December 2025	(408)	(61,587)	—	(323)
10 Year Japanese Bond Future	December 2025	(30)	(27,546)	205	—
10 Year U.K. Gilt Future	December 2025	(482)	(58,886)	—	(823)
30 Year Euro-BUXL Bond Future	December 2025	(306)	(41,128)	—	(906)
Canadian Dollar Future	December 2025	(1,339)	(96,542)	410	—
Cocoa Future	December 2025	(23)	(1,463)	26	—
Corn Future	December 2025	(882)	(18,324)	—	(222)
Cotton No. 2 Future	December 2025	(400)	(13,154)	326	—
Euro-BOBL Future	December 2025	(749)	(103,598)	—	(88)
Euro-OAT Future	December 2025	(660)	(94,031)	—	(934)
Euro-Schatz Future	December 2025	(3,085)	(387,476)	203	—
Japanese Yen Future	December 2025	(760)	(64,733)	253	—
KC HRW Wheat Future	December 2025	(394)	(9,806)	850	—
LME Nickel Future	December 2025	(100)	(9,224)	98	—
Soybean Meal Future	December 2025	(926)	(25,308)	1,424	—
Wheat Future	December 2025	(904)	(22,962)	1,297	—
3-Month EURIBOR Future	March 2026	(2,327)	(669,412)	31	—
3-Month SOFR Future	March 2026	(1,228)	(296,270)	—	(122)
3-Month SONIA Index Future	March 2026	(2,801)	(906,450)	—	(72)
90-Day Bank Bill Future	March 2026	(963)	(631,904)	2	—
Sugar #11World Future	March 2026	(1,208)	(22,459)	191	—
				5,609	(3,490)
Total				$36,304	$(11,298)

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	40,875	USD	52,115	UBS AG	12/17/25	$—	$(288)
CNH	182,000	USD	25,761	UBS AG	12/17/25	—	(89)
MXN	1,727,500	USD	91,942	UBS AG	12/17/25	1,607	—
NOK	720,000	USD	72,558	UBS AG	12/17/25	—	(395)
NZD	7,500	USD	4,506	UBS AG	12/17/25	—	(145)
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2025 were as follows (continued):
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PLN	287,500	USD	79,295	UBS AG	12/17/25	$—	$(298)
SEK	596,000	USD	64,068	UBS AG	12/17/25	—	(452)
SGD	57,750	USD	45,427	UBS AG	12/17/25	—	(397)
TRY	147,000	USD	3,278	UBS AG	12/17/25	40	—
USD	42,677	CNH	302,000	UBS AG	12/17/25	78	—
USD	46,251	NZD	78,300	UBS AG	12/17/25	718	—
ZAR	1,125,500	USD	64,127	UBS AG	12/17/25	681	—
Total						$3,124	$(2,064)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$284,170	$—	$284,170
Commercial Paper	104,909	—	104,909
Certificates of Deposits	681,284	—	681,284
Money Market Mutual Fund	9,568	9,568	—
Other Financial Instruments:
Futures Contracts	36,304	36,304	—
Forward Foreign Currency Exchange Contracts*	3,124	—	3,124
Total Assets	1,119,359	45,872	1,073,487
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(2,064)	—	(2,064)
Futures Contracts	(11,298)	(11,298)	—
Total Liabilities	(13,362)	(11,298)	(2,064)
Total Investments	$1,105,997	$34,574	$1,071,423

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.